Distribution Date:	02/18/25	UBS Commercial Mortgage Trust 2017-C5
Determination Date:	02/11/25
Next Distribution Date:	03/17/25
Record Date:	01/31/25	Commercial Mortgage Pass-Through Certificates
Series 2017-C5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	UBS Commercial Mortgage Securitization Corp.
Certificate Factor Detail	3		General Information	(212) 713-2000
Certificate Interest Reconciliation Detail	4		1285 Avenue of the Americas | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	90276TAA2	2.139000%	20,482,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	90276TAB0	3.228000%	100,407,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	90276TAC8	3.345000%	33,878,000.00	18,250,139.13	589,021.63	50,872.26	0.00	0.00	639,893.89	17,661,117.50	38.05%	30.00%
A-3	90276TAE4	3.439000%	40,000,000.00	3,451,843.67	10,522.36	9,892.41	0.00	0.00	20,414.77	3,441,321.31	38.05%	30.00%
A-4	90276TAF1	3.212000%	153,039,000.00	153,039,000.00	0.00	409,634.39	0.00	0.00	409,634.39	153,039,000.00	38.05%	30.00%
A-5	90276TAG9	3.474000%	172,576,000.00	172,576,000.00	0.00	499,607.52	0.00	0.00	499,607.52	172,576,000.00	38.05%	30.00%
A-S	90276TAK0	3.777000%	81,774,000.00	81,774,000.00	0.00	257,383.67	0.00	0.00	257,383.67	81,774,000.00	23.44%	19.00%
B	90276TAL8	4.100000%	29,737,000.00	29,737,000.00	0.00	101,601.42	0.00	0.00	101,601.42	29,737,000.00	18.13%	15.00%
C	90276TAM6	4.485031%	21,967,000.00	21,967,000.00	0.00	82,102.24	0.00	0.00	82,102.24	21,967,000.00	14.20%	12.05%
D	90276TAN4	4.485031%	11,151,000.00	11,151,000.00	0.00	41,677.15	0.00	0.00	41,677.15	11,151,000.00	12.21%	10.55%
D-RR	90276TAR5	4.485031%	15,203,000.00	15,203,000.00	0.00	56,821.61	0.00	0.00	56,821.61	15,203,000.00	9.49%	8.50%
E-RR	90276TAT1	4.485031%	14,868,000.00	14,868,000.00	0.00	55,569.54	0.00	0.00	55,569.54	14,868,000.00	6.84%	6.50%
F-RR	90276TAV6	4.485031%	15,797,000.00	15,797,000.00	0.00	59,041.70	0.00	0.00	59,041.70	15,797,000.00	4.02%	4.38%
G-RR	90276TAX2	4.485031%	7,434,000.00	7,434,000.00	0.00	27,784.77	0.00	0.00	27,784.77	7,434,000.00	2.69%	3.38%
NR-RR*	90276TAZ7	4.485031%	25,090,651.00	15,040,327.30	0.00	34,414.76	0.00	0.00	34,414.76	15,040,327.30	0.00%	0.00%
Z	90276TBB9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	90276TBC7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			743,403,651.00	560,288,310.10	599,543.99	1,686,403.44	0.00	0.00	2,285,947.43	559,688,766.11

X-A	90276TAH7	1.133603%	520,382,000.00	347,316,982.80	0.00	328,099.70	0.00	0.00	328,099.70	346,717,438.81
X-B	90276TAJ3	0.519548%	133,478,000.00	133,478,000.00	0.00	57,790.19	0.00	0.00	57,790.19	133,478,000.00
Notional SubTotal			653,860,000.00	480,794,982.80	0.00	385,889.89	0.00	0.00	385,889.89	480,195,438.81

Deal Distribution Total					599,543.99	2,072,293.33	0.00	0.00	2,671,837.32

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	90276TAA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	90276TAB0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	90276TAC8	538.70178671	17.38655263	1.50163115	0.00000000	0.00000000	0.00000000	0.00000000	18.88818378	521.31523408
A-3	90276TAE4	86.29609175	0.26305900	0.24731025	0.00000000	0.00000000	0.00000000	0.00000000	0.51036925	86.03303275
A-4	90276TAF1	1,000.00000000	0.00000000	2.67666667	0.00000000	0.00000000	0.00000000	0.00000000	2.67666667	1,000.00000000
A-5	90276TAG9	1,000.00000000	0.00000000	2.89500000	0.00000000	0.00000000	0.00000000	0.00000000	2.89500000	1,000.00000000
A-S	90276TAK0	1,000.00000000	0.00000000	3.14750006	0.00000000	0.00000000	0.00000000	0.00000000	3.14750006	1,000.00000000
B	90276TAL8	1,000.00000000	0.00000000	3.41666678	0.00000000	0.00000000	0.00000000	0.00000000	3.41666678	1,000.00000000
C	90276TAM6	1,000.00000000	0.00000000	3.73752629	0.00000000	0.00000000	0.00000000	0.00000000	3.73752629	1,000.00000000
D	90276TAN4	1,000.00000000	0.00000000	3.73752578	0.00000000	0.00000000	0.00000000	0.00000000	3.73752578	1,000.00000000
D-RR	90276TAR5	1,000.00000000	0.00000000	3.73752615	0.00000000	0.00000000	0.00000000	0.00000000	3.73752615	1,000.00000000
E-RR	90276TAT1	1,000.00000000	0.00000000	3.73752623	0.00000000	0.00000000	0.00000000	0.00000000	3.73752623	1,000.00000000
F-RR	90276TAV6	1,000.00000000	0.00000000	3.73752611	0.00000000	0.00000000	0.00000000	0.00000000	3.73752611	1,000.00000000
G-RR	90276TAX2	1,000.00000000	0.00000000	3.73752623	0.00000000	0.00000000	0.00000000	0.00000000	3.73752623	1,000.00000000
NR-RR	90276TAZ7	599.43950039	0.00000000	1.37161686	0.86880408	32.09451441	0.00000000	0.00000000	1.37161686	599.43950039
Z	90276TBB9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	90276TBC7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	90276TAH7	667.42697249	0.00000000	0.63049779	0.00000000	0.00000000	0.00000000	0.00000000	0.63049779	666.27484965
X-B	90276TAJ3	1,000.00000000	0.00000000	0.43295667	0.00000000	0.00000000	0.00000000	0.00000000	0.43295667	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	01/01/25 - 01/30/25	30	0.00	50,872.26	0.00	50,872.26	0.00	0.00	0.00	50,872.26	0.00
A-3	01/01/25 - 01/30/25	30	0.00	9,892.41	0.00	9,892.41	0.00	0.00	0.00	9,892.41	0.00
A-4	01/01/25 - 01/30/25	30	0.00	409,634.39	0.00	409,634.39	0.00	0.00	0.00	409,634.39	0.00
A-5	01/01/25 - 01/30/25	30	0.00	499,607.52	0.00	499,607.52	0.00	0.00	0.00	499,607.52	0.00
X-A	01/01/25 - 01/30/25	30	0.00	328,099.70	0.00	328,099.70	0.00	0.00	0.00	328,099.70	0.00
X-B	01/01/25 - 01/30/25	30	0.00	57,790.19	0.00	57,790.19	0.00	0.00	0.00	57,790.19	0.00
A-S	01/01/25 - 01/30/25	30	0.00	257,383.67	0.00	257,383.67	0.00	0.00	0.00	257,383.67	0.00
B	01/01/25 - 01/30/25	30	0.00	101,601.42	0.00	101,601.42	0.00	0.00	0.00	101,601.42	0.00
C	01/01/25 - 01/30/25	30	0.00	82,102.24	0.00	82,102.24	0.00	0.00	0.00	82,102.24	0.00
D	01/01/25 - 01/30/25	30	0.00	41,677.15	0.00	41,677.15	0.00	0.00	0.00	41,677.15	0.00
D-RR	01/01/25 - 01/30/25	30	0.00	56,821.61	0.00	56,821.61	0.00	0.00	0.00	56,821.61	0.00
E-RR	01/01/25 - 01/30/25	30	0.00	55,569.54	0.00	55,569.54	0.00	0.00	0.00	55,569.54	0.00
F-RR	01/01/25 - 01/30/25	30	0.00	59,041.70	0.00	59,041.70	0.00	0.00	0.00	59,041.70	0.00
G-RR	01/01/25 - 01/30/25	30	0.00	27,784.77	0.00	27,784.77	0.00	0.00	0.00	27,784.77	0.00
NR-RR	01/01/25 - 01/30/25	30	780,556.05	56,213.62	0.00	56,213.62	21,798.86	0.00	0.00	34,414.76	805,272.26
Totals			780,556.05	2,094,092.19	0.00	2,094,092.19	21,798.86	0.00	0.00	2,072,293.33	805,272.26

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,671,837.32
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,175,301.72	Master Servicing Fee	5,336.07
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,380.83
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	241.24
ARD Interest	0.00	Operating Advisor Fee	1,125.12
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	323.26
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,175,301.72	Total Fees	11,406.51

Principal		Expenses/Reimbursements
Scheduled Principal	599,543.99	Reimbursement for Interest on Advances	101.12
Unscheduled Principal Collections		ASER Amount	7,535.08
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	14,162.66
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	599,543.99	Total Expenses/Reimbursements	21,798.86

		Interest Reserve Deposit	69,803.07

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,072,293.33
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	599,543.99
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,671,837.32
Total Funds Collected	2,774,845.71	Total Funds Distributed	2,774,845.76

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	560,288,310.10	560,288,310.10	Beginning Certificate Balance	560,288,310.10
(-) Scheduled Principal Collections	599,543.99	599,543.99	(-) Principal Distributions	599,543.99
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	559,688,766.11	559,688,766.11	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	560,306,809.79	560,306,809.79	Ending Certificate Balance	559,688,766.11
Ending Actual Collateral Balance	559,688,766.11	559,688,766.11

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	28,670,897.63	5.12%	32	4.3339	NAP	Defeased	2	28,670,897.63	5.12%	32	4.3339	NAP
5,000,000 or less	13	37,864,044.40	6.77%	31	4.8804	2.341112	1.40 or less	10	139,365,543.48	24.90%	11	4.8624	0.500657
5,000,001 to 10,000,000	13	101,587,333.07	18.15%	32	4.6792	1.994493	1.41 to 1.50	3	24,439,200.03	4.37%	32	4.7772	1.425904
10,000,001 to 15,000,000	11	138,584,459.82	24.76%	31	4.4829	2.265509	1.51 to 1.60	4	41,816,413.23	7.47%	31	4.6797	1.588113
15,000,001 to 20,000,000	4	75,119,656.04	13.42%	15	4.6286	1.723238	1.61 to 1.80	9	79,069,609.19	14.13%	31	4.6585	1.693423
20,000,001 to 25,000,000	2	42,523,046.89	7.60%	30	4.6382	1.300946	1.81 to 1.90	2	26,555,055.93	4.74%	33	4.5676	1.820207
25,000,001 to 30,000,000	1	28,000,000.00	5.00%	(30)	4.2500	(0.270000)	1.91 to 2.00	1	1,923,365.31	0.34%	33	5.1352	1.960000
30,000,001 to 35,000,000	1	30,479,328.26	5.45%	32	4.6100	1.590000	2.01 to 2.25	2	27,289,863.15	4.88%	29	4.2535	2.040781
35,000,001 or greater	2	76,860,000.00	13.73%	32	4.0752	3.436360	2.26 to 2.50	2	17,690,230.64	3.16%	30	4.3648	2.454914
Totals	49	559,688,766.11	100.00%	26	4.5084	2.036285	2.51 or greater	14	172,868,587.52	30.89%	32	4.1428	3.695626
							Totals	49	559,688,766.11	100.00%	26	4.5084	2.036285
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	12	28,670,897.63	5.12%	32	4.3339	NAP	South Carolina	6	9,764,920.70	1.74%	31	4.0405	2.673526
Alabama	3	6,276,387.89	1.12%	32	4.6268	2.393739	Tennessee	1	6,677,469.47	1.19%	32	5.3140	0.810000
Arizona	2	2,060,073.09	0.37%	32	4.6100	1.590000	Texas	16	36,984,719.61	6.61%	32	4.5410	2.201553
California	4	62,132,764.79	11.10%	31	4.4502	1.242953	Utah	4	24,652,964.62	4.40%	31	4.5822	3.844388
Cayman Islands	1	18,547,705.52	3.31%	(31)	5.4485	0.990000	Virginia	1	3,318,738.00	0.59%	31	3.9930	2.510000
Colorado	1	1,806,054.39	0.32%	32	4.3790	3.840000	Washington	1	40,000,000.00	7.15%	33	4.1510	4.290000
Delaware	1	21,233,183.74	3.79%	33	5.2180	0.590000	West Virginia	1	7,470,000.00	1.33%	32	4.3590	3.600000
Florida	6	19,266,570.96	3.44%	30	4.8377	1.756724	Wisconsin	5	25,392,687.00	4.54%	31	4.1072	2.849972
Georgia	6	7,920,690.26	1.42%	32	4.8596	1.590000	Totals	112	559,688,766.11	100.00%	26	4.5084	2.036285
Illinois	4	7,363,734.70	1.32%	32	4.7136	1.647873
									Property Type³
Indiana	2	13,100,567.83	2.34%	32	4.6610	1.899951
Kansas	4	6,613,568.14	1.18%	32	4.6209	2.184349		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	6	20,072,057.37	3.59%	32	4.7336	1.662841		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	2	8,768,891.40	1.57%	29	4.5300	0.210000	Defeased	12	28,670,897.63	5.12%	32	4.3339	NAP
Michigan	1	7,500,000.00	1.34%	33	3.6700	4.270000	Industrial	3	21,300,000.00	3.81%	32	4.3590	3.600000
Minnesota	3	3,550,538.73	0.63%	32	4.3790	3.840000	Lodging	12	129,920,793.23	23.21%	21	4.8558	0.995372
Nevada	1	14,354,399.17	2.56%	29	4.2591	2.470000	Mixed Use	2	33,415,641.83	5.97%	(4)	4.3541	0.429621
New Jersey	2	18,992,573.52	3.39%	29	4.5459	1.346410	Multi-Family	3	21,189,915.70	3.79%	32	4.3711	2.622125
New Mexico	1	13,334,748.81	2.38%	30	4.9900	1.670000	Office	27	156,605,705.22	27.98%	32	4.3645	2.775960
New York	6	87,648,136.71	15.66%	11	4.2242	1.610266	Retail	52	166,570,219.13	29.76%	28	4.4659	2.271461
North Carolina	1	5,321,265.59	0.95%	33	4.6037	1.640000	Self Storage	1	2,015,594.03	0.36%	32	4.8760	2.980000
Ohio	5	19,180,739.53	3.43%	32	4.5180	2.092846	Totals	112	559,688,766.11	100.00%	26	4.5084	2.036285
Oklahoma	1	2,128,141.10	0.38%	32	4.4192	1.810000
Oregon	1	3,583,576.51	0.64%	33	6.1300	1.650000
Pennsylvania	1	6,000,000.00	1.07%	33	4.9400	2.150000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	28,670,897.63	5.12%	32	4.3339	NAP	Defeased	2	28,670,897.63	5.12%	32	4.3339	NAP
	3.5000% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.5001% to 4.0000%	6	69,750,000.00	12.46%	31	3.8704	3.248909	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	11	196,052,015.42	35.03%	23	4.2620	2.501364	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	20	183,207,016.79	32.73%	31	4.6853	1.597984	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	10	82,008,836.27	14.65%	18	5.3062	1.039434	49 months or greater	47	531,017,868.48	94.88%	26	4.5179	2.062103
	Totals	49	559,688,766.11	100.00%	26	4.5084	2.036285	Totals	49	559,688,766.11	100.00%	26	4.5084	2.036285
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	28,670,897.63	5.12%	32	4.3339	NAP	Defeased	2	28,670,897.63	5.12%	32	4.3339	NAP
	83 months or less	47	531,017,868.48	94.88%	26	4.5179	2.062103	Interest Only	13	165,990,000.00	29.66%	21	4.1289	2.577767
	84 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	34	365,027,868.48	65.22%	28	4.6947	1.827614
	Totals	49	559,688,766.11	100.00%	26	4.5084	2.036285	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	49	559,688,766.11	100.00%	26	4.5084	2.036285
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	28,670,897.63	5.12%	32	4.3339	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	43	498,185,786.88	89.01%	26	4.4992	2.095534
	13 months to 24 months	4	32,832,081.60	5.87%	30	4.8014	1.554824
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	49	559,688,766.11	100.00%	26	4.5084	2.036285
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
4	30313386	OF	Bellevue	WA	Actual/360	4.151%	142,978.89	0.00	0.00	11/07/27	01/30/33	--	40,000,000.00	40,000,000.00	02/07/25
5	30313389	RT	Various	Various	Actual/360	3.993%	126,740.04	0.00	0.00	N/A	09/01/27	--	36,860,000.00	36,860,000.00	02/01/25
6	30313390	OF	Various	Various	Actual/360	4.610%	121,226.33	58,408.43	0.00	N/A	10/06/27	--	30,537,736.69	30,479,328.26	02/06/25
7	30313396	Various New York		NY	Actual/360	4.250%	102,472.22	0.00	0.00	N/A	08/06/22	--	28,000,000.00	28,000,000.00	04/06/23
8A2C2	30313397	OF	New York	NY	Actual/360	3.752%	35,390.75	0.00	0.00	N/A	08/09/27	--	10,955,206.29	10,955,206.29	02/09/25
8A2C2A	30313399				Actual/360	3.752%	5,620.40	0.00	0.00	N/A	08/09/27	--	1,739,793.71	1,739,793.71	02/09/25
8A2C3	30313398				Actual/360	3.752%	35,390.75	0.00	0.00	N/A	08/09/27	--	10,955,206.29	10,955,206.29	02/09/25
8A2C3A	30313400				Actual/360	3.752%	5,620.40	0.00	0.00	N/A	08/09/27	--	1,739,793.71	1,739,793.71	02/09/25
9	30313401	Various Totowa		NJ	Actual/360	4.205%	87,110.97	35,216.29	0.00	N/A	10/05/27	--	24,057,344.03	24,022,127.74	02/05/25
10	30313403	LO	Westlake Village	CA	Actual/360	4.060%	74,591.25	45,628.96	0.00	N/A	06/06/27	--	21,335,492.11	21,289,863.15	02/06/25
11	30313404	LO	Wilmington	DE	Actual/360	5.218%	95,570.52	36,483.08	0.00	N/A	11/06/27	--	21,269,666.82	21,233,183.74	02/06/25
12A3A	30299014	IN	Various	Various	Actual/360	4.359%	42,415.49	0.00	0.00	N/A	10/05/27	--	11,300,000.00	11,300,000.00	02/06/25
12A3B	30299015				Actual/360	4.359%	37,535.83	0.00	0.00	N/A	10/05/27	--	10,000,000.00	10,000,000.00	02/06/25
13	30313406	LO	Grand Cayman	CY	Actual/360	5.449%	87,168.73	31,389.30	0.00	N/A	07/06/22	07/06/25	18,579,094.82	18,547,705.52	02/01/25
14	30299010	RT	Various	Various	Actual/360	4.379%	75,416.11	0.00	0.00	N/A	10/06/27	--	20,000,000.00	20,000,000.00	02/06/25
15	30298883	LO	Various	Various	Actual/360	4.530%	74,929.99	26,763.89	0.00	N/A	07/06/27	--	19,208,714.41	19,181,950.52	02/06/25
16A12	30313407	LO	Berkeley	CA	Actual/360	4.820%	35,914.10	13,386.67	0.00	N/A	09/06/27	--	8,652,841.81	8,639,455.14	02/06/25
16A13	30313408				Actual/360	4.820%	35,914.10	13,386.68	0.00	N/A	09/06/27	--	8,652,841.15	8,639,454.47	02/06/25
17	30313409	OF	New York	NY	Actual/360	4.150%	62,145.10	0.00	0.00	N/A	09/06/27	--	17,390,000.00	17,390,000.00	02/06/25
18	30313411	RT	Westlake	OH	Actual/360	4.710%	55,064.20	23,600.51	0.00	N/A	11/06/27	--	13,576,545.17	13,552,944.66	02/06/25
19	30313412	OF	Reno	NV	Actual/360	4.259%	52,722.66	21,147.91	0.00	N/A	07/06/27	--	14,375,547.08	14,354,399.17	02/06/25
20	30313413	MU	San Diego	CA	Actual/360	4.500%	54,008.34	21,994.45	0.00	N/A	10/06/27	--	13,937,636.28	13,915,641.83	02/03/25
21	30313415	LO	Princeton	NJ	Actual/360	4.551%	56,467.26	19,990.76	0.00	N/A	07/06/27	--	14,408,895.79	14,388,905.03	02/06/25
22	30298990	RT	Various	Various	Actual/360	4.419%	49,576.35	25,708.00	0.00	N/A	10/06/27	--	13,027,819.27	13,002,111.27	02/06/25
23A4	30313417	RT	South Jordan	UT	Actual/360	4.586%	34,301.19	16,880.81	0.00	N/A	08/06/27	--	8,685,543.14	8,668,662.33	02/06/25
23A5A	30313418				Actual/360	4.586%	17,150.59	8,440.41	0.00	N/A	08/06/27	--	4,342,771.57	4,334,331.16	02/06/25
24	30313419	RT	Albuquerque	NM	Actual/360	4.990%	57,391.91	21,699.16	0.00	N/A	08/06/27	--	13,356,447.97	13,334,748.81	02/06/25
25	30313420	MF	Fort Wayne	IN	Actual/360	4.693%	47,623.38	17,931.09	0.00	N/A	10/06/27	--	11,784,481.48	11,766,550.39	02/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
26	30313421	OF	Melville	NY	Actual/360	5.200%	49,605.07	19,308.35	0.00	N/A	09/05/27	--	11,078,054.43	11,058,746.08	02/05/25
29	30299149	RT	Murrieta	CA	Actual/360	4.577%	38,078.52	13,048.55	0.00	N/A	11/01/27	--	9,661,398.08	9,648,349.53	02/01/25
30	30313426	LO	Tallahassee	FL	Actual/360	5.100%	34,082.18	21,418.34	0.00	N/A	07/06/27	--	7,760,647.35	7,739,229.01	02/06/25
31	30313427	RT	Covington	LA	Actual/360	4.530%	31,958.27	12,787.04	0.00	N/A	11/01/27	--	8,192,676.37	8,179,889.33	02/01/25
32	30299062	OF	Baton Rouge	LA	Actual/360	5.224%	35,030.64	13,422.76	0.00	N/A	10/06/27	--	7,786,980.96	7,773,558.20	02/06/25
33	30299025	LO	Smyrna	TN	Actual/360	5.314%	30,636.29	17,606.07	0.00	N/A	10/06/27	--	6,695,075.54	6,677,469.47	02/06/25
34	30313428	MF	Shelby Township	MI	Actual/360	3.670%	23,702.08	0.00	0.00	N/A	11/01/27	--	7,500,000.00	7,500,000.00	02/01/25
35	30299141	RT	Frisco	TX	Actual/360	4.452%	26,071.86	0.00	0.00	N/A	11/01/27	--	6,800,000.00	6,800,000.00	02/01/25
36	30299082	RT	Durham	NC	Actual/360	4.604%	21,135.31	10,149.49	0.00	N/A	11/06/27	--	5,331,415.08	5,321,265.59	02/06/25
37	30313429	OF	Ridley Township	PA	Actual/360	4.940%	25,523.33	0.00	0.00	11/06/27	09/06/32	--	6,000,000.00	6,000,000.00	02/06/25
38	30313430	OF	Tampa	FL	Actual/360	5.000%	20,051.70	8,399.85	0.00	N/A	09/06/27	--	4,657,169.74	4,648,769.89	02/06/25
39	30313431	RT	Waco	TX	Actual/360	4.560%	18,226.47	7,286.36	0.00	N/A	09/06/27	--	4,641,716.85	4,634,430.49	02/06/25
40	30313432	RT	Pace	FL	Actual/360	4.890%	17,615.94	7,829.78	0.00	N/A	06/06/27	--	4,183,481.83	4,175,652.05	02/06/25
41	30299108	OF	Riverton	UT	Actual/360	4.964%	17,802.92	5,185.90	0.00	N/A	11/06/27	--	4,164,859.43	4,159,673.53	02/06/25
42	30313433	LO	Portland	OR	Actual/360	6.130%	18,960.83	8,434.57	0.00	N/A	11/05/27	--	3,592,011.08	3,583,576.51	02/05/25
43	30313434	RT	Montgomery	AL	Actual/360	4.820%	13,867.66	5,326.77	0.00	N/A	10/06/27	--	3,341,158.24	3,335,831.47	02/06/25
44	30299055	RT	Grovetown	GA	Actual/360	5.392%	11,753.70	4,236.41	0.00	N/A	10/06/27	--	2,531,238.84	2,527,002.43	02/06/25
45	30299083	RT	Elmhurst	IL	Actual/360	4.916%	11,641.36	0.00	0.00	N/A	11/06/27	--	2,750,000.00	2,750,000.00	02/06/25
47	30313436	SS	Crystal River	FL	Actual/360	4.876%	8,478.54	3,694.65	0.00	N/A	10/06/27	--	2,019,288.68	2,015,594.03	02/06/25
48	30313437	MF	Lawrence	KS	Actual/360	5.135%	8,519.90	3,352.70	0.00	N/A	11/06/27	--	1,926,718.01	1,923,365.31	02/06/25
49	30313438	RT	Aroma Park	IL	Actual/360	5.040%	4,101.30	0.00	0.00	11/06/27	11/06/32	--	945,000.00	945,000.00	02/06/25
Totals							2,175,301.72	599,543.99	0.00				560,288,310.10	559,688,766.11
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
4	16,847,566.55	17,050,720.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,771,549.10	3,832,196.43	07/01/23	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
6	20,077,588.08	39,096,122.07	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	660,252.94	(217,666.39)	01/01/24	09/30/24	05/13/24	2,071,104.93	67,086.54	94,039.00	2,141,180.12	223,591.48	0.00
8A2C2	67,183,800.03	56,337,642.17	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C2A	67,183,800.03	56,337,642.17	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C3	67,183,800.03	56,337,642.17	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8A2C3A	67,183,800.03	56,337,642.17	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,907,539.22	3,293,456.83	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	911,622.19	1,382,020.63	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3A	11,390,616.00	12,656,241.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12A3B	11,390,616.00	12,656,241.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	7,879,378.81	7,548,395.34	01/01/24	09/30/24	11/07/22	0.00	0.00	0.00	0.00	0.00	0.00
14	57,024,039.30	34,833,955.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,907,825.59	1,320,139.45	10/01/23	09/30/24	09/10/24	16,328.10	0.00	0.00	0.00	0.00	0.00
16A12	2,601,487.15	3,905,586.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16A13	2,601,487.15	3,905,586.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17	5,306,269.60	5,876,325.96	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,784,536.15	1,795,884.71	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	12,310,537.72	12,617,302.16	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,596,245.81	2,299,822.82	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
21	4,341,560.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	4,699,459.00	4,768,098.67	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23A4	6,896,421.46	1,792,307.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
23A5A	6,896,421.46	1,792,307.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,347,875.00	2,835,473.33	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,420,083.61	1,347,053.97	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	1,243,682.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,214,641.94	1,426,934.12	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,259,126.52	786,801.16	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	865,883.72	872,663.64	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
32	927,176.14	942,377.02	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	531,644.98	559,230.11	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,002,818.40	1,250,468.58	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	760,783.35	980,630.40	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	670,171.08	667,152.44	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
37	662,293.92	661,499.76	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	532,612.21	0.00	--	--	--	0.00	0.00	0.00	0.00	6,712.73	0.00
40	478,916.28	518,965.06	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
41	493,945.27	499,899.88	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,349,140.84	162,691.86	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
43	556,025.87	573,975.99	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	268,522.10	326,358.20	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
45	202,329.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	465,673.14	445,275.77	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
48	241,702.09	74,455.93	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
49	88,258.56	88,258.56	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	474,121,526.47	412,575,778.74				2,087,433.03	67,086.54	94,039.00	2,141,180.12	230,304.21	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/18/25	0	0.00	0	0.00	0	0.00	1	28,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.508429%	4.484790%	26
01/17/25	0	0.00	0	0.00	0	0.00	1	28,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.508673%	4.485031%	27
12/17/24	0	0.00	0	0.00	0	0.00	1	28,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.508916%	4.485271%	28
11/18/24	0	0.00	0	0.00	0	0.00	1	28,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.509177%	4.485528%	29
10/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.509417%	4.485764%	30
09/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.445391%	4.422160%	29
08/16/24	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	0	0.00	1	1,000,742.71	4.445674%	4.422440%	30
07/17/24	0	0.00	0	0.00	1	11,051,066.41	1	11,051,066.41	0	0.00	0	0.00	0	0.00	0	0.00	4.446028%	4.422044%	31
06/17/24	0	0.00	0	0.00	1	11,051,066.41	1	11,051,066.41	0	0.00	0	0.00	0	0.00	0	0.00	4.446326%	4.422338%	32
05/17/24	0	0.00	0	0.00	1	11,051,066.41	1	11,051,066.41	0	0.00	0	0.00	0	0.00	0	0.00	4.446598%	4.422608%	33
04/17/24	0	0.00	0	0.00	1	11,069,205.06	1	11,069,205.06	0	0.00	0	0.00	0	0.00	0	0.00	4.446892%	4.422898%	34
03/15/24	0	0.00	0	0.00	1	11,085,911.41	1	11,085,911.41	0	0.00	0	0.00	0	0.00	0	0.00	4.447161%	4.423163%	35
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30313396	04/06/23	21	5	94,039.00	2,141,180.12	249,084.18	28,000,000.00	07/01/22	2		07/17/24
Totals					94,039.00	2,141,180.12	249,084.18	28,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 27

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		28,000,000	0	0		28,000,000
0 - 6 Months		18,547,706	18,547,706	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		466,196,061	466,196,061	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		46,945,000	46,945,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-25	559,688,766	531,688,766	0	0	0	28,000,000
Jan-25	560,288,310	532,288,310	0	0	0	28,000,000
Dec-24	560,885,418	532,885,418	0	0	0	28,000,000
Nov-24	561,525,643	533,525,643	0	0	0	28,000,000
Oct-24	562,117,725	534,117,725	0	0	28,000,000	0
Sep-24	602,753,104	574,753,104	0	0	28,000,000	0
Aug-24	603,340,198	575,340,198	0	0	28,000,000	0
Jul-24	614,975,975	575,924,908	0	0	39,051,066	0
Jun-24	615,604,249	576,553,182	0	0	39,051,066	0
May-24	616,184,031	577,132,965	0	0	39,051,066	0
Apr-24	616,825,695	577,756,489	0	0	39,069,205	0
Mar-24	617,417,296	578,331,384	0	0	39,085,911	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30313396	28,000,000.00	28,000,000.00	29,400,000.00	09/22/23	(229,711.39)	(0.27000)	09/30/24	08/06/22	I/O
13	30313406	18,547,705.52	18,547,705.52	160,300,000.00	09/16/22	5,382,729.69	0.99000	09/30/24	07/06/22	268
15	30298883	19,181,950.52	19,181,950.52	55,000,000.00	--	682,142.00	0.21000	09/30/24	07/06/27	272
Totals		65,729,656.04	65,729,656.04	244,700,000.00		5,835,160.30

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
7	30313396	Various	NY	07/01/22	2

2/11/2025 - Loan transferred to new special servicer effective 5/5/23; SS transfer date 7/1/22 for imminent maturity default leading up to the maturity date of 8/6/22. Collateral is a two-property mixed use portfolio in Manhattan in between Chelsea and the West Village. A forbearance/extension was approved, though it did not progress to closing. Foreclosure complaint filed 7/17/24. Special servicer continues to evaluate available rights, remedies, and workout options including potential arrangements with the Borrower.

13	30313406	LO	CY	07/01/22	12

02/09/2025 - Loan transferred to special servicing due to a maturity default. The Borrower requested a four year extension. After several rounds of negotiations, the Borrower and Lender agreed to terms to a three year extension. The extension closed in April 2023 and the loan is no longer in default. During the closing it was determined that there was a violation of the reps and warrants under the MLPA. The Lender is working with the depositor to resolve a repurchase claim and the loan will be returned to Master Servicing once there is a resolution of the Repurchase Claim.

15	30298883	LO	Various	01/26/24	13

1/22/2025 - The loan transferred to Special Servicing on 1/26/2024 for imminent default. The Borrower stated that they will not be funding any more operating expense shortfalls out of pocket. The special servicing filed for Receivership and Triglid was ap pointed as the Receiver on 5/16/2024. The properties are now covering all operational costs with funds from property cashflow. The Receiver has engaged JLL to take these deals out to Market in the 4th quarter of 2024 with a potential sale occurring in the 1st quarter of 2025. The loan is secured by a four (4) property hotel portfolio located in the Northeast. The loan is in a lockbox and special servicer continues to make the debt service payments.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30313389	0.00	3.99300%	0.00	3.99300%	8	06/23/22	06/23/22	07/14/22
11	30313404	0.00	5.21800%	0.00	5.21800%	8	06/07/21	05/06/20	06/25/21
13	30313406	0.00	5.44850%	0.00	5.44850%	8	04/26/23	04/26/23	05/08/23
15	30298883	20,000,000.00	4.53000%	20,000,000.00	4.53000%	8	06/02/20	06/05/20	06/05/20
16A12	30313407	0.00	4.82000%	0.00	4.82000%	8	06/16/21	06/16/21	06/29/21
16A13	30313408	0.00	4.82000%	0.00	4.82000%	8	06/16/21	06/16/21	06/29/21
17	30313409	17,390,000.00	4.15000%	17,390,000.00	4.15000%	8	05/07/20	05/06/20	05/15/20
21	30313415	15,000,000.00	4.55100%	15,000,000.00	4.55100%	8	05/20/20	06/05/20	05/28/20
30	30313426	8,853,448.10	5.10000%	8,853,448.10	5.10000%	8	05/07/20	05/07/20	05/14/20
30	30313426	0.00	5.10000%	0.00	5.10000%	10	09/01/21	11/06/20	11/24/21
Totals		52,390,000.00		52,390,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 23 of 27

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
28	30313423 08/16/24	11,051,066.41	3,000,000.00	2,748,648.72	1,747,906.01	2,748,648.72	1,000,742.71	10,050,323.70	0.00	0.00	10,050,323.70	85.53%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,051,066.41	3,000,000.00	2,748,648.72	1,747,906.01	2,748,648.72	1,000,742.71	10,050,323.70	0.00	0.00	10,050,323.70

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 24 of 27

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
28	30313423	08/16/24	0.00	0.00	10,050,323.70	0.00	0.00	10,050,323.70	0.00	0.00	10,050,323.70
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	10,050,323.70	0.00	0.00	10,050,323.70	0.00	0.00	10,050,323.70

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,027.78	0.00	0.00	7,535.08	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	3,999.67	0.00	0.00	0.00	0.00	0.00	31.12	0.00	0.00	0.00
15	0.00	0.00	4,135.21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	115.21	0.00	0.00	0.00
42	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(45.76)	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.55	0.00	0.00	0.00
Total	0.00	0.00	14,162.66	0.00	0.00	7,535.08	0.00	0.00	101.12	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,798.86

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27